Share-based Payments - Disclosure of terms and conditions of share-based payment arrangement (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) yr	Dec. 31, 2021 USD ($) yr	Dec. 31, 2020 USD ($) yr
Weighted average assumptions [Abstract]
Expected volatility	41.70%	41.05%	41.25%
Expected terms (in years) | yr	6.11	6.16	6.11
Risk-free interest rate	2.13%	1.06%	0.53%
Expected dividend yield	$ 0	$ 0	$ 0
Grant date fair value	$ 1.15	$ 1.87	$ 1.72